Income Taxes - Components of Income Tax (Benefit) Expense from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Currently due:
U.S. federal	$ (5,926)	$ (1,049)	$ 5,624
State and local	(460)	(278)	1,729
Foreign	10,990	12,564	20,349
Total current income tax expense	4,604	11,237	27,702
Deferred:
U.S. federal	44,352	(19,582)	(16,556)
State and local	4,247	(1,430)	(3,773)
Foreign	43	(268)	1,261
Total deferred income tax expense	48,642	(21,280)	(19,068)
Total	$ 53,246	$ (10,043)	$ 8,634